Recent accounting standards	12 Months Ended
Dec. 31, 2019
Accounting Changes and Error Corrections [Abstract]
Recent accounting standards
Recent accounting standards
We adopted the following ASUs in the year, none of which had any impact on our Consolidated Financial Statements and related disclosures:

•	ASU 2018-07 Compensation - Stock compensation (Topic 718)

•	ASU 2018-16 Derivatives and Hedging (Topic 815)

•	ASU 2016-02 Leases (Topic 842) (also 2018-01, 2018-10, 2018-11. 2018-20, 2019-01, 2019-10)
2) Recently issued accounting standards
We have kept abreast of recently issued ASUs by the FASB that we have not yet adopted but which could affect our Consolidated Financial Statements and related disclosures in future periods:
a) ASU 2016-13 - Financial Instruments - Measurement of Credit Losses (Also 2019-04, 2019-05, 2019-10 & 2019-11)
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which revises guidance for the accounting for credit losses on financial instruments within its scope. The new standard introduces an approach to estimate expected lifetime credit losses (CECL model) on financial assets ranging from short term trade accounts receivable to long-term financings and modifies the impairment model for available-for-sale debt securities. In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, which provides additional guidance on the accounting for credit losses. In May 2019, the FASB issued ASU 2019-05, Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief, which provides transition guidance for entities to elect the fair value option of certain financial instruments. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted only from January 1, 2019. Entities are required to apply the standard's provisions as a cumulative-effect adjustment to retained earnings as at the beginning of the first reporting period in which the guidance is adopted.
Financial assets held by us subject to evaluation under the CECL model include our external and related party trade receivables. Our external customers are international oil companies, national oil companies and large independent oil companies with high credit standing and with whom we have had a low incidence of bad debt expense. We estimate that the adoption of this standard will have an immaterial impact on our financial statements. The need for an allowance will be reassessed quarterly with any adjustment to the reserve recorded as credit loss expense in the Consolidated Statement of Operations.
b) ASU 2018-13 Fair Value Measurement - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The update is intended to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the US GAAP information requirements that are most important to users of an entity's financial statements. The guidance will be effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our Consolidated Financial Statements and related disclosures.
c) ASU 2019-12 Income Taxes (Topic 740) - Simplifying the accounting for income taxes
In December 2019, the FASB issued ASU 2019-12. The amendments in this update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The guidance will be effective for annual and interim periods beginning after December 15, 2020, with early adoption permitted. We are in the process of evaluating the impact of this standard update on our consolidated financial statements and related disclosures.
d) Other accounting standard updates issued by the FASB
As of May 21, 2020, the FASB have issued the following further updates not included above. We do not currently expect any of these updates to affect our Consolidated Financial Statements and related disclosures either on transition or in future periods.
ASU 2018-14 Compensation - Changes to the Disclosure Requirements for Defined Benefit Plans
ASU 2018-15 Intangibles
ASU 2018-17 Consolidation: Targeted Improvements to Related Party Guidance for Variable Interest Entities
ASU 2019-08 Compensation - Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606)
ASU 2019-12 Income Taxes (Topic 740) - Simplifying the accounting for income taxes
ASU 2020-01 Investments—Equity Securities (Topic 321), Investments— Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) Clarifying the Interactions between Topic 321, Topic 323, and Topic 815
ASU 2020-02 Financial Instruments—Credit Losses (Topic 326) and Leases (Topic 842)
ASU 2020-03 Codification Improvements to Financial Instruments
ASU 2020-04 Reference Rate Reform (Topic 848)